Contract revenues - Tau Vaccine in AD - 2014 Agreement with Janssen Pharmaceuticals (Details) - CHF (SFr) SFr in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2023	May 31, 2016	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
Contract revenues
Current trade receivables	SFr 14,800			SFr 14,800
Revenue from contracts with customers				14,801	SFr 3,935	SFr 0
2014 Agreement with Janssen Pharmaceuticals [Member]
Contract revenues
Revenue from contracts with customers				SFr 14,800	0	0
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member]
Contract revenues
Period to provide notice of termination of agreement				90 days
Milestone payment received		SFr 4,900
Current trade receivables	14,800			SFr 14,800
Revenue from contracts with customers	14,800	SFr 4,900	SFr 25,900	14,800	SFr 0	SFr 0
Collaborative agreement, upfront payments received							SFr 25,900
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member] | Maximum
Contract revenues
Total potential collaboration agreement value			SFr 500,000				SFr 500,000
Total potential collaboration agreement value remaining	SFr 443,000			SFr 443,000